Income tax expense - Relationship between tax expense and accounting loss (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Income tax expense
Loss before tax	$ (12,932,043)	$ (5,808,572)
Income tax expense at 17% (2023: 17%)	(2,198,447)	(987,457)
Effect of difference tax rate	157,627
Income not subject to tax	(7,267)	(1,834)
Non-deductible expenses	1,825,788	700,709
Deferred tax assets not recognised	$ 222,299	$ 288,582
Income tax rate	17.00%	17.00%
unrecognised tax losses	$ 6,359,094	$ 3,977,870	$ 5,051,453	$ 2,280,329